Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Leasehold improvement	88,800	21,622
Buildings	42,327	54,200
Furniture	3,475	529
Office equipment	10,551	1,212
Total cost of property and equipment	145,153	77,563
Less: Accumulated depreciation	(79,811)	(10,950)
Impairment	(10,954)	(6,709)
Total	54,388	59,904

Depreciation expenses for the years ended December 31, 2022, 2023 and 2024 were RMB42,447, RMB16,430 and RMB9,357, respectively.

Impairment loss for the years ended December 31, 2022, 2023 and 2024 were RMB875, RMB774 and RMB17, respectively.

Loss on disposal for the years ended December 31, 2022, 2023 and 2024 were RMB4,065, RMB14,146, and RMB2,558, respectively.

As of December 31, 2024, the Group had no significant outstanding capital commitments.